CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Comprehensive Loss
Net loss	$ (2,821,794)	$ (1,260,196)
Other comprehensive loss:
Foreign currency translation adjustments	(134,493)	(36,324)
Comprehensive loss	(2,956,287)	(1,296,520)
Net loss attributable to noncontrolling interests	(28,794)	(30,016)
Foreign currency translation income (loss) attributable to noncontrolling interests	10,366	(1,765)
Comprehensive loss attributable to noncontrolling interests	(18,428)	(31,781)
Comprehensive loss attributable to Symbid Corp. stockholders	$ (2,937,859)	$ (1,264,739)